Short-term borrowings	6 Months Ended
Jun. 30, 2025
Short-Term Debt [Abstract]
Short-term borrowings	Short-term borrowings
Short-term borrowings consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Unsecured bank loans	185,243	279,189

As of December 31, 2024, the Group’s short-term borrowings bear interest rates of 3.90% and 4.00% per annum. As of June 30, 2025, the Group’s short-term borrowings bear interest rates of 3.40%, 3.60% and 3.80% per annum. As of December 31, 2024 and June 30, 2025, the Group had a total line of credit in the amount of US$272,416 and US$ 286,169, of which the unused portion was US$87,173 and US$6,980, respectively.